Financial Risk Management - Foreign Exchange Risk (Details) R in Millions	12 Months Ended
	Jun. 30, 2019 ZAR (R) USD_per_PGK R / $	Jun. 30, 2018 ZAR (R) USD_per_PGK R / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange rate risk hedged limit (as a percent)	25.00%
Foreign exchange risk exposure term	24 months
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	10.00%	10.00%
Currency risk | Financial assets | US$ against Kina
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 211	R 30
Reasonably possible increase in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R 19	R 3
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Decrease by 10%, impact on earnings	R (23)	R (3)
Closing rate | USD_per_PGK	0.30	0.30
Currency risk | Derivative financial instruments | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 454	R (136)
Reasonably possible increase in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R 567	R 666
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Decrease by 10%, impact on earnings	R (1,511)	R (625)
Closing rate | R / $	14.13	13.81
Currency risk | Borrowings | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 4,143	R 5,114
Reasonably possible increase in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R 414	R 511
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Decrease by 10%, impact on earnings	R (414)	R (511)
Closing rate | R / $	14.13	13.81
Currency risk | Borrowings | US$ against Kina
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 283	R 0
Reasonably possible increase in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R 26	R 0
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Decrease by 10%, impact on earnings	R (31)	R 0
Closing rate | USD_per_PGK	0.30	0.30
Bottom of range | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	10.00%	10.00%
Top of range | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	20.00%	20.00%